John Hancock
Income Allocation Fund
Quarterly portfolio holdings 11/30/19

Fund’s investments
As of 11-30-19 (unaudited)
	Shares	Value
Affiliated investment companies (A) 85.2%		$5,286,036
(Cost $5,156,640)
Equity 13.7%		848,224
Global Equity, Class NAV, JHF II (MIM US) (B)	22,561	277,950
Global Shareholder Yield, Class NAV, JHF III (Epoch)	49,374	570,274
Fixed income 71.5%		4,437,812
Bond, Class NAV, JHSB (MIM US) (B)	87,624	1,423,888
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	54,430	509,462
Floating Rate Income, Class NAV, JHF II (Bain Capital)	30,131	247,379
High Yield, Class NAV, JHBT (MIM US) (B)	100,018	340,061
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	27,972	265,736
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	127,645	1,360,697

U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	26,085	290,589
Unaffiliated investment companies 13.9%		$863,745
(Cost $810,102)
Exchange-traded funds 13.9%		863,745
Global X MLP ETF (C)	16,720	122,725
iShares Preferred & Income Securities ETF	3,312	123,206
SPDR S&P International Dividend ETF (C)	3,853	153,735
Vanguard Global ex-U.S. Real Estate ETF	1,020	61,669
Vanguard High Dividend Yield ETF (C)	3,713	340,705
Vanguard Real Estate ETF	663	61,705

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 8.7%				$539,253
(Cost $539,273)
U.S. Government 0.3%				19,998
U.S. Treasury Bill	1.851	12-05-19	20,000	19,998

	Yield (%)	Shares	Value
Short-term funds 8.4%			519,255
John Hancock Collateral Trust (D)	1.7887(E)	51,030	510,624
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.5954(E)	8,631	8,631

Total investments (Cost $6,506,015) 107.8%	$6,689,034
Other assets and liabilities, net (7.8%)	(482,361)
Total net assets 100.0%	$6,206,673

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHSB	John Hancock Sovereign Bond Fund
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 11-30-19. The value of securities on loan amounted to $497,950.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 11-30-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

2	JOHN HANCOCK INCOME ALLOCATION FUND | QUARTERLY REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Subadvisors of Affiliated Underlying Funds
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Epoch Investment Partners, Inc.	(Epoch)
Manulife Investment Management (US) LLC	(MIM US)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wells Capital Management, Incorporated	(Wells Capital)
SEE NOTES TO FINANCIAL STATEMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME ALLOCATION FUND	3

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in affiliated underlying funds, including John Hancock Collateral Trust (JHCT), and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2019, by major security category or type:
	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Affiliated investment companies	$5,286,036	$5,286,036	—	—
Unaffiliated investment companies	863,745	863,745	—	—
Short-term investments	539,253	519,255	$19,998	—
Total investments in securities	$6,689,034	$6,669,036	$19,998	—
Investment in affiliated underlying funds. The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Bond	87,624	$1,398,561	$99,991	$(62,850)	$1,354	$(13,168)	$11,983	—	$1,423,888
Emerging Markets Debt	54,430	498,669	27,255	(18,004)	(782)	2,324	6,200	—	509,462
Floating Rate Income	30,131	242,857	15,330	(8,462)	(210)	(2,136)	3,243	—	247,379
Global Equity	22,561	274,288	4,386	(20,385)	206	19,455	—	—	277,950
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Shareholder Yield	49,374	$563,815	$7,351	$(34,033)	$(607)	$33,748	$3,826	—	$570,274
High Yield	100,018	334,515	18,345	(11,811)	(301)	(687)	4,690	—	340,061
John Hancock Collateral Trust	51,030	50,150	2,003,285	(1,542,785)	(4)	(22)	866	—	510,624
Short Duration Credit Opportunities	27,972	260,431	14,628	(8,483)	(187)	(653)	2,394	—	265,736
Strategic Income Opportunities	127,645	1,338,627	72,148	(50,138)	(1,160)	1,220	8,432	—	1,360,697
U.S. High Yield Bond	26,085	285,320	16,840	(10,585)	(189)	(797)	3,888	—	290,589
					$(1,880)	$39,284	$45,522	—	$5,796,660
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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